Party-In-Interest Transactions - Additional Information (Details) - EBP 002 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, investment, excluding plan interest in master trust, fair value	$ 4,725,734,907	$ 4,057,592,965
CRH plc [Member]
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Investment, number of shares	956,440	975,817
EBP, Investment, excluding plan interest in master trust, cost	$ 43,436,988	$ 38,811,016
EBP, investment, excluding plan interest in master trust, fair value	119,371,587	$ 90,289,788
EBP, Investment acquired, excluding plan interest in master trust, cost.	17,077,304
EBP, investment sold, excluding plan interest in master trust, selling price	12,451,332
EBP, change in net asset available for benefit, increase from dividend income on investment	1,418,832
EBP, change in net asset available for benefit, increase (decrease) from unrealized gain (loss) on investment	$ 1,213,325